Goodwill - Summary of key assumptions used for assessing the recoverable amount of goodwill (Details) - Goodwill - Integra Gold Corporation - $ / oz	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Gold price ($/oz)	1,800	1,850
Discount rate	5.00%	5.00%
Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Gold price ($/oz)	1,550	1,550
Discount rate	6.00%	6.00%